Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		60 Months Ended		86 Months Ended		101 Months Ended	103 Months Ended	120 Months Ended
		Oct. 31, 2024		Oct. 31, 2024		Oct. 31, 2024		Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024		Oct. 31, 2024		Apr. 30, 2024		Oct. 31, 2023		Apr. 30, 2023		Oct. 31, 2022		Apr. 30, 2022		Oct. 31, 2021		Apr. 30, 2021		Oct. 31, 2020		Apr. 30, 2020		Oct. 31, 2019		Apr. 30, 2019		Oct. 31, 2018		Apr. 30, 2018		Oct. 31, 2017		Aug. 22, 2017		Apr. 30, 2017		Oct. 31, 2016		Jun. 14, 2016	Apr. 30, 2016		Apr. 13, 2016	Oct. 31, 2015		Apr. 30, 2015		Nov. 04, 2014	Oct. 31, 2014
C000138174 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Managed Municipal ETF
Account Value		$ 13,022		$ 13,022		$ 13,022		$ 13,022	$ 13,022	$ 13,022		$ 13,022		$ 12,720		$ 11,891		$ 12,332		$ 11,576		$ 12,152		$ 13,224		$ 13,179		$ 12,708		$ 11,908		$ 12,418		$ 11,929		$ 11,310		$ 11,273		$ 11,324				$ 10,939		$ 11,038			$ 10,840			$ 10,366		$ 10,224			$ 10,000
Average Annual Return, Percent		9.53%		0.96%						2.68%
C000165608 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust RiverFront Dynamic Developed International ETF
Account Value		$ 16,170		$ 16,170		16,170		16,170	$ 16,170	$ 16,170		16,170		15,332		13,047		13,662		11,543		13,852		16,079		14,970		11,900		10,567		12,325		12,158		11,614		13,100		12,998				11,711		10,267			10,047		$ 10,000
Average Annual Return, Percent		23.93%		5.58%					5.78%
C000190801 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Institutional Preferred Securities and Income ETF
Account Value		$ 13,651		$ 13,651		$ 13,651		13,651	$ 13,651	13,651		13,651		12,746		11,373		11,202		11,197		11,899		12,677		12,347		11,430		10,368		11,123		10,479		9,954		10,060		10,200		$ 10,000
Average Annual Return, Percent		20.03%		4.18%		4.42%
C000107588 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Preferred Securities and Income ETF
Account Value		$ 16,397		$ 16,397		$ 16,397		16,397	16,397	$ 16,397		16,397		15,176		13,462		13,397		13,475		14,468		15,790		15,326		14,192		12,984		13,922		13,103		12,402		12,466		12,587				11,989		11,522			10,832			10,574		10,385			10,000
Average Annual Return, Percent		21.79%		3.33%						5.07%
C000146034 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Emerging Markets Local Currency Bond ETF
Account Value		$ 9,531		$ 9,531		9,531		9,531	9,531	$ 9,531		$ 9,531		9,208		8,880		8,934		7,650		8,504		9,411		9,925		9,557		8,940		10,099		9,572		8,981		10,016		9,714				9,535		9,340			9,209			8,517		9,340		$ 10,000
Average Annual Return, Percent		7.33%		(1.15%)								(0.48%)
C000165610 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust RiverFront Dynamic Europe ETF
Account Value		$ 16,117		$ 16,117		16,117		16,117	$ 16,117	16,117		$ 16,117		15,707		13,836		15,038		12,639		14,894		17,391		16,157		12,404		11,108		12,950		12,889		12,102		13,568		13,472				12,093		10,267			10,028		10,000
Average Annual Return, Percent		16.49%		4.47%					5.74%
C000142474 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Long/Short Equity ETF
Account Value		$ 22,618		$ 22,618		22,618		22,618	$ 22,618	$ 22,618		22,618		20,897		18,462		17,868		16,770		17,127		17,242		16,066		14,320		13,594		14,215		13,533		12,984		12,955		12,672				11,866		10,809			10,506			10,760		10,696			10,000
Average Annual Return, Percent		22.52%		9.74%						8.50%
C000165609 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust RiverFront Dynamic Emerging Markets ETF
Account Value		$ 17,368		$ 17,368		17,368		$ 17,368	17,368	$ 17,368		17,368		16,337		13,725		13,524		11,829		14,495		15,765		17,003		14,075		11,790		13,437		13,726		12,180		15,465		14,486				12,590		11,452		$ 10,000
Average Annual Return, Percent		26.53%		5.27%				6.81%
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Account Value		$ 12,548		$ 12,548		12,548		$ 12,548	12,548	$ 12,548		12,548		12,243		11,436		11,992		11,140		11,657		12,656		12,654		12,331		11,745		11,905		11,498		10,881		10,832		10,938				10,667		10,704			10,652			10,287		10,117			10,000
Average Annual Return, Percent		9.70%		1.05%						2.30%
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Account Value		$ 17,571		$ 17,571		17,571		17,571	$ 17,571	$ 17,571		17,571		16,951		14,289		15,512		12,490		14,307		16,221		15,574		12,089		11,135		12,980		12,559		11,689		12,977		12,550				11,333		10,167			10,183		10,000
Average Annual Return, Percent		22.97%		6.24%					6.81%
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Account Value		$ 11,593		$ 11,593		$ 11,593		11,593	$ 11,593	$ 11,593		11,593		11,007		10,487		11,171		10,449		11,219		12,392		12,263		12,452		12,296		11,727		11,094		10,517		10,537		10,738		10,000		10,571		10,642			10,484			10,196		10,206			10,000
Average Annual Return, Percent		10.55%		(0.23%)		1.08%				1.49%
JP Morgan GBI EM Global Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JP Morgan GBI-EM Global Diversified Index
Account Value		$ 10,009		$ 10,009		$ 10,009		10,009	10,009	$ 10,009		$ 10,009		9,578		9,203		9,410		8,108		8,830		10,170		10,505		10,085		9,445		10,484		9,706		9,070		10,209		9,709				9,420		9,231			9,055			8,313		9,238		10,000
Average Annual Return, Percent		8.76%		(0.92%)								0.01%
MSCI Europe Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Europe Index
Account Value		$ 17,715		$ 17,715		17,715		17,715	$ 17,715	17,715		$ 17,715		17,233		14,470		16,033		12,502		14,311		16,212		15,336		11,504		10,721		12,683		12,406		11,436		12,785		12,476				11,249		9,823			10,141		$ 10,000
Average Annual Return, Percent		22.43%		6.91%					6.92%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Account Value		$ 33,950		$ 33,950		33,950		33,950	$ 33,950	$ 33,950		33,950		29,757		24,597		24,260		22,333		23,632		26,155		23,582		18,302		16,154		16,681		16,015		14,591		14,111		13,592				12,458		10,994			10,565			10,521		10,441			10,000
Average Annual Return, Percent		38.02%		15.27%						13.00%
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Account Value		$ 17,118		$ 17,118		17,118		$ 17,118	17,118	$ 17,118		17,118		15,764		13,660		14,346		12,329		15,346		17,875		18,790		15,283		12,636		14,118		14,358		12,621		15,120		14,427				12,423		11,409		$ 10,000
Average Annual Return, Percent		25.32%		3.93%				6.62%
Bloomberg Revenue 10 Year 8 12 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Revenue 10 Year (8-12) Index
Account Value		$ 12,689		$ 12,689		12,689		$ 12,689	12,689	$ 12,689		12,689		12,525		11,789		12,334		11,442		11,763		12,779		12,797		12,474		11,870		12,018		11,614		10,947		10,877		11,039				10,749		10,789			10,746			10,327		10,135			10,000
Average Annual Return, Percent		7.63%		1.09%						2.41%
Blended Benchmark C000190801 [Member]
Account Value [Line Items]
Average Annual Return, Percent	[1]	18.72%		3.33%
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Account Value		$ 15,928	[2]	$ 15,928	[2]	$ 15,928	[2]	15,928 [2]	15,928 [2]	$ 15,928	[2]	15,928	[2]	14,766	[2]	13,210	[2]	13,417	[2]	13,045	[2]	14,072	[2]	15,662	[2]	15,322	[2]	14,478	[2]	13,334	[2]	13,845	[2]	13,001	[2]	12,197	[2]	12,193	[2]	12,374	[2]	10,000	[1]	11,814	[2]	11,293	[2]		10,737	[2]		10,534	[2]	10,430	[2]		10,000	[2]
Average Annual Return, Percent		20.56%	[2]	2.84%	[2]	4.15%	[1]			4.76%	[2]
ICE BofA US Investment Grade Institutional Capital Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA US Investment Grade Institutional Capital Securities Index
Account Value		$ 15,970		$ 15,970		$ 15,970		15,970	15,970	$ 15,970		15,970		14,952		13,555		13,641		12,800		13,664		14,822		14,566		13,909		12,876		13,187		12,299		11,577		11,576		11,816		$ 10,000		11,314		11,004			10,446			10,271		10,365			$ 10,000
Average Annual Return, Percent		17.82%		3.90%		4.46%				4.79%
Bloomberg Emerging Markets Local Currency Government 10 Country Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Emerging Markets Local Currency Government - 10% Country Capped Index
Account Value		$ 10,596		$ 10,596		$ 10,596		$ 10,596	$ 10,596	$ 10,596		$ 10,596		$ 10,108		$ 9,643		$ 10,017		$ 8,716		$ 9,546		$ 10,666		$ 11,019		$ 10,701		$ 10,076		$ 10,784		$ 10,074		$ 9,435		$ 10,382		$ 9,932				$ 9,600		$ 9,501			$ 9,390			$ 8,634		$ 9,450		$ 10,000
Average Annual Return, Percent		9.87%		(0.35%)								0.58%

[1]	The Blended Benchmark consists of a 45/40/15 blend of the ICE BofA US Investment Grade Institutional Capital Securities Index, the ICE USD Contingent Capital Index and the ICE BofA US High Yield Institutional Capital Securities Index.
[2]	The Blended Benchmark consists of a 30/30/30/10 blend of the ICE BofA Core Plus Fixed Rate Preferred Securities Index, the ICE BofA US Investment Grade Institutional Capital Securities Index, the ICE USD Contingent Capital Index and the ICE BofA US High Yield Institutional Capital Securities Index.